Discontinued Operations and Related ZimVie Matters - Summary of Details of Earnings (Loss) from Discontinued Operations Included In Consolidated Statements of Earnings (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Net Sales	$ 147.8	$ 1,008.8
Cost of products sold, excluding intangible asset amortization	53.5	380.6
Intangible asset amortization	14.0	86.2
Research and development	10.5	61.3
Selling, general and administrative	89.4	480.5
Restructuring and other cost reduction initiatives	0.4	3.3
Quality remediation		0.2
Acquisition, integration, divestiture and related	40.9	76.8
Other expense, net	0.3	0.5
Loss from discontinued operations before income taxes	(61.2)	(80.6)
Benefit for income taxes from discontinued operations	(2.4)	(37.2)
Loss from discontinued operations, net of tax	$ (58.8)	$ (43.4)